Accumulated Other Comprehensive (Loss) Income	6 Months Ended
Jun. 30, 2017
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated Other Comprehensive (Loss) Income
ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME

The components of accumulated other comprehensive (loss) income consisted of the following:

(in thousands of $)	Pension and post-retirement benefit plan adjustments	Loss on cash flow hedges	Share of affiliates' comprehensive income	Total accumulated comprehensive (loss) income
Balance at December 31, 2015	(12,400)	—	(192)	(12,592)
Other comprehensive (loss) income before reclassification	—	(44)	1,136	1,092
Net current-period other comprehensive (loss) income	—	(44)	1,136	1,092
Balance at June 30, 2016	(12,400)	(44)	944	(11,500)

Balance at December 31, 2016	(12,956)	—	3,414	(9,542)
Other comprehensive income before reclassification	—	—	1,632	1,632
Net current-period other comprehensive income	—	—	1,632	1,632
Balance at June 30, 2017	(12,956)	—	5,046	(7,910)